Supplement to the
Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
October 29, 2022
STATEMENT OF  ADDITIONAL INFORMATION

The following information supplements similar information for Fidelity® Total Bond Fund found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Castagliuolo as of October 31, 2022:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$45,158	$2,028	$235
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Total Bond Fund managed by Mr. Castagliuolo ($4,243 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of October 31, 2022, the dollar range of shares of Fidelity® Total Bond Fund beneficially owned by Mr. Castagliuolo was none.

RCOM8B-22-021.872064.127	December 23, 2022

Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I and Class Z
October 29, 2022
STATEMENT OF  ADDITIONAL INFORMATION

The following information supplements similar information for Fidelity® Total Bond Fund found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Castagliuolo as of October 31, 2022:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$45,158	$2,028	$235
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Total Bond Fund managed by Mr. Castagliuolo ($4,243 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of October 31, 2022, the dollar range of shares of Fidelity® Total Bond Fund beneficially owned by Mr. Castagliuolo was none.

ACOM8B-22-021.842757.132	December 23, 2022